CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Preferred Shares (Details)		1 Months Ended					4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 02, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 shareholder $ / shares	Feb. 28, 2018 item $ / shares	Feb. 28, 2018 USD ($) $ / shares	Nov. 30, 2014 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($)	Nov. 30, 2011 USD ($) $ / shares
Temporary Equity [Line Items]
Total maximum consideration from exercise of warrants					$ 7,500,000
Dividend rate (as a percent)										6.00%
Liquidation preference (as a percent)										100.00%
Simple interest accruing on original issue price (as a percent)										6.00%
Conversion ratio | shares										1
Minimum market capitalization from Qualified Public Offering										$ 650,000,000
Minimum aggregate proceeds from Qualified Public Offering										$ 75,000,000
Minimum percentage of voting power held by preferred share holders to provide written consent										80.00%
Deemed contribution from convertible redeemable preferred shareholders	$ 1,186,187										$ 1,186,187
Series C 1 Warrants
Temporary Equity [Line Items]
Consideration from issuance of warrants					$ 0
Exercise price of warrants (in dollars per share) | $ / shares			$ 10.21	$ 10.21	$ 10.21
Series A-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 1
Shares issued upon conversion of Series Pre-A Convertible Notes (in shares) | shares						5,473,957
Series A-2 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of new shares issued | shares						2,370,414
Shares issued price per share (in dollars per share) | $ / shares						$ 1.27
Total consideration from issuance of convertible redeemable preferred shares						$ 3,000,000
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of new shares issued | shares									7,494,537
Shares issued price per share (in dollars per share) | $ / shares									$ 3.74
Total consideration from issuance of convertible redeemable preferred shares									$ 27,999,995
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of new shares issued | shares							5,597,354
Shares issued price per share (in dollars per share) | $ / shares							$ 8.93
Total consideration from issuance of convertible redeemable preferred shares							$ 50,000,033
Number of Series C-1 investors to whom warrants were issued			2	2
Series C-2 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of new shares issued | shares								1,861,121
Shares issued price per share (in dollars per share) | $ / shares								$ 10.21
Total consideration from issuance of convertible redeemable preferred shares								$ 18,999,999
Series C-3 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of new shares issued | shares		4,452,441
Shares issued price per share (in dollars per share) | $ / shares		$ 11.23
Total consideration from issuance of convertible redeemable preferred shares		$ 50,000,000
Series Pre-A Convertible Notes
Temporary Equity [Line Items]
Amount of Series Pre A Convertible Notes issued												$ 4,590,908
Series Pre A Convertible Notes, Interest rate (as a percent)												6.00%
Conversion price (in dollars per share) | $ / shares												$ 1